Climate Change (Details)	Dec. 31, 2024 Number
2030 [Member] | PN [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	65
2030 [Member] | APS [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	72
2030 [Member] | NZE [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	42
2050 [Member] | Strategic Paln [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	65
2050 [Member] | APS [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	58
2050 [Member] | NZE [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	25